Summary of Significant Accounting Policies - Analysis of Different Types of Revenues (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from continuing operations
Subscription revenue		$ 82,435	$ 98,189	$ 86,733
Advertising revenue		4,802	5,834	2,951
Other internet value-added services	[1]	42,759	31,789	32,347
Total		$ 129,996	$ 135,812	$ 122,031

[1]	Other internet value-added services mainly comprise revenue from online game, traffic referral programs, technical services regarding online acceleration, online sales revenue, sales of software licenses, and revenue from project crystal (including CDN revenue and revenue from ZQB).